RELATED PARTY TRANSACTIONS - Summary of Warrants Held by Related Parties (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Key Management and Executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Share options held by key management, executive directors and non-executive directors (in shares)	4,707,626	4,662,930